Other Current and Non-current Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of other current and non current receivables [line items]
Contract liabilities	¥ 7,334	¥ 7,710
Other advances received	816		¥ 4,412
Other current liabilities	29,232		29,433
Non-current deferred revenue			¥ 2,002
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of other current and non current receivables [line items]
Contract liabilities	7,334
Other advances received	3,995
Current deferred revenue	1,545
Other current liabilities	144
Non-current deferred revenue	¥ 1,650